Average Annual Total Returns (Small Cap Growth Trust)	12 Months Ended
May 01, 2011
Russell 2000 Growth Index
Average Annual Return:
One Year	29.09%
Five Year	5.30%
Ten Year	3.78%
Series I, Small Cap Growth Trust
Average Annual Return:
One Year	22.07%
Five Year	5.09%
Ten Year	5.39%
Date of Inception	Apr. 29, 2005
Series II, Small Cap Growth Trust
Average Annual Return:
One Year	21.71%
Five Year	4.88%
Ten Year	5.26%
Date of Inception	Apr. 29, 2005
Series NAV, Small Cap Growth Trust
Average Annual Return:
One Year	22.14%
Five Year	5.13%
Ten Year	5.42%
Date of Inception	Apr. 29, 2005